                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  YEAR ENDED MARCH 31, 2000

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PENSKE CORPORATION
Address:    13400 WEST OUTER DRIVE, DETROIT, MICHIGAN, 48239


 Form 13F File Number: 28-05645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ROBERT H. KURNICK, JR.
Title:    EXECUTIVE VICE PRESIDENT
Phone:    313-592-7550

Signature, Place, and Date of Signing:

/S/ ROBERT H. KURNICK, JR.       DETROIT, MI                     MAY 15, 2000
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-05645                   PENSKE PERFORMANCE, INC.
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                  1
                                              -----------------------

Form 13F Information Table Value Total:      $     204,583
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1                                    PENSKE PERFORMANCE, INC.
         -----         -------------------      ------------------------

          [Repeat as necessary.]


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            |         |             |         |               AMOUNT AND             |        |
            |         |             |         |            TYPE OF SECURITY          |        |     VOTING AUTHORITY
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  NAME OF      TITLE         CUSIP     VALUE       SHARES     SH/   PUT/  INVESTMENT   OTHER      SOLE   SHARED  NONE
  ISSUER        OF                    (X1000)      OR PRN     PRN   CALL  DISCRETION  MANAGERS
               CLASS                               AMOUNT
---------------------------------------------------------------------------------------------------------------------
International    A      460335 20 1   $204,583  4,552,621      SH           Defined       1     4,552,621
Speedway
Corporation
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